DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

5. DISCONTINUED OPERATIONS

In December 2018, the Company completed the merger of the Company’s IMG College business with Atairos Group, Inc.’s Learfield business. The merger of the businesses resulted in the formation of a new entity, Learfield IMG College, of which both the Company and Atairos retained certain ownership. The Company received cash proceeds totaling $149.2 million and a 49% ownership interest in the new entity as a result of the transaction. In connection with the merger, the Company sold approximately 13% of the equity interests in the new combined entity to affiliates of Silver Lake for consideration of $250.0 million. The Company’s remaining ownership interest is 36% and is accounted for as an equity method investment, which has a carrying value of $358.3 million and $107.6 million as of December 31, 2019 and 2020, respectively. For the years ended December 31, 2019 and 2020, Learfield IMG College had pre-tax losses of $704.6 million and $991.6 million, respectively. The Company’s share of the net loss of Learfield IMG College for the years ended December 31, 2019 and 2020 is $249.8 million and $250.7 million, respectively, and was recognized within equity losses of affiliates in the consolidated statements of operations. The results of Learfield IMG College for the years ended December 31, 2019 and 2020 include a charge as a result of its annual goodwill and indefinite lived intangible assets impairment test. Additionally, during the year ended December 31, 2019, the Company recorded an other-than-temporary impairment of $117.0 million resulting from continued losses and limited expectations for recovery. The impairment charges were recognized within equity losses of affiliates in the consolidated statements of operations. Learfield IMG College specializes in providing access to licensing and multimedia sponsorship management; fan engagement, ticket sales and professional concessions expertise; branding; campus-wide business and sponsorship development; and venue technology systems to collegiate institutions, conferences and arenas. The results of the IMG College business were previously included in the Company’s Events, Experiences & Rights segment.

In connection with the transaction, the Company and the new entity entered into a transition services agreement to ensure the orderly transition of the business. The Company was providing ongoing back office, front office, and production/activation services to the new entity for stipulated fees for a period not to exceed two years from the date of the merger. As of December 31, 2020, this agreement is substantially complete. Additionally, the Company and the new entity entered into a monitoring agreement by which the Company is providing certain management and advisory services to the new entity for a management fee on a go forward basis.

The following table presents the statement of operations for the discontinued operations of the IMG College business for the year ended December 31, 2018 (in thousands):

Year Ended December 31, 2018
Revenue	$525,292
Operating expenses:
Direct operating costs	371,613
Selling, general and administrative expenses(1)	136,808
Depreciation and amortization	25,561

Total operating expenses	533,982

Operating loss	(8,690)
Other (expense) income:
Interest expense, net(2)	(6,311)
Other income, net	258
Equity earnings of affiliates, net of tax	3,898

Loss from discontinued operations before income taxes	(10,845)
Gain on sale of discontinued operations	729,345
Provision for income taxes	23,502

Income from discontinued operations, net of tax	694,998
Income attributable to non-controlling interests	440

Income from discontinued operations	$694,558

(1)	Selling general and administrative expenses include transaction costs related to the merger of $42.8 million for the year ended December 31, 2018.
(2)

Interest expense net includes interest expense related to the payment of $112.0 million made under the Company’s 2014 Credit Facilities in connection with the merger. Total interest costs were determined using the average effective interest rate under the 2014 Credit Facilities and were $6.2 million for the year ended December 31, 2018.

The loss from discontinued operations for the year ended December 31, 2019 is comprised of $5.0 million of general and administrative expense. No other revenue or costs were incurred as part of discontinued operations during the years ended December 31, 2019 and 2020.